GS Mortgage-Backed Securities Trust 2021-GR1 ABS-15G

Exhibit 99.1 - Schedule 3

Account Number	Field ID	Original Field Value	Audit Value	Match
XXXXXX	Original_CLTV	XXXXXX	XXXXXX	FALSE
XXXXXX	Escrow_Indicator	Taxes and Insurance	No Escrows	FALSE
XXXXXX	Escrow_Indicator	Taxes and Insurance	No Escrows	FALSE
XXXXXX	Original_CLTV	XXXXXX	XXXXXX	FALSE
XXXXXX	Escrow_Indicator	Taxes and Insurance	No Escrows	FALSE
XXXXXX	Escrow_Indicator	No Escrows	Taxes and Insurance	FALSE
XXXXXX	UW_FICO_Utilized	XXXXXX	XXXXXX	FALSE
XXXXXX	UW_FICO_Utilized	XXXXXX	XXXXXX	FALSE
XXXXXX	UW_FICO_Utilized	XXXXXX	XXXXXX	FALSE
XXXXXX	Escrow_Indicator	No Escrows	Taxes and Insurance	FALSE
XXXXXX	UW_FICO_Utilized	XXXXXX	XXXXXX	FALSE
XXXXXX	UW_FICO_Utilized	XXXXXX	XXXXXX	FALSE
XXXXXX	Escrow_Indicator	Taxes and Insurance	No Escrows	FALSE
XXXXXX	Original_CLTV	XXXXXX	XXXXXX	FALSE
XXXXXX	UW_FICO_Utilized	XXXXXX	XXXXXX	FALSE
XXXXXX	Escrow_Indicator	No Escrows	Insurance	FALSE
XXXXXX	Escrow_Indicator	No Escrows	Taxes and Insurance	FALSE
XXXXXX	Original_CLTV	XXXXXX	XXXXXX	FALSE
XXXXXX	Original_CLTV	XXXXXX	XXXXXX	FALSE
XXXXXX	Original_CLTV	XXXXXX	XXXXXX	FALSE
XXXXXX	UW_FICO_Utilized	XXXXXX	XXXXXX	FALSE
XXXXXX	Original_CLTV	XXXXXX	XXXXXX	FALSE
XXXXXX	UW_FICO_Utilized	XXXXXX	XXXXXX	FALSE